VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Restricted cash	$ 854	$ 898
Financing receivables, net	17,584	19,428
Total Assets	43,913	47,352
Debt	23,518	24,854
Total Liabilities	38,255	41,196
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	692	739
Financing receivables, net	8,183	9,026
Total Assets	8,875	9,765
Debt	8,115	9,011
Total Liabilities	$ 8,115	$ 9,011